Shareholder Fees (Vanguard FTSE All-World ex-US Small-Cap Index Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.50%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.50%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.50%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.50%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Institutional
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Participant
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Retail
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)